Earnings Per Share (Narrative) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			3 Months Ended	0 Months Ended		0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014 Restricted Units	Jan. 29, 2014 Restricted Units Director	Jan. 29, 2014 Restricted Units Director Directors	Feb. 24, 2014 Restricted Units Employee Employees	Jan. 29, 2014 Restricted Units Employee	Jan. 29, 2014 Restricted Units Employee Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of non-employee directors						2
Cliff vesting period					1 year		3 years	3 years
Number of employees							1		1
Compensation expense				$ 0.1
Unrecorded compensation expense				$ 0.8
Securities excluded from computation of earning per share	1,671,800	1,671,800	648,404